Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
Schedule of Preferred Stock Outstanding

Preferred stock outstanding as of December 31, 2015 consisted of the following (in thousands):

	December 31, 2015
	Shares Authorized	Shares Outstanding	Net Carrying Value	Liquidation Preference
Series A preferred stock	6,009	6,009	$8,900	$6,009
Series B preferred stock	10,764	10,554	21,741	15,100
Series C preferred stock	3,901	3,866	13,462	10,317
Series D preferred stock	3,834	3,748	26,677	22,000

Total	24,508	24,177	$70,780	$53,426

The following table contains the carrying value of each class of Preferred Stock as of December 31, 2015 and 2014, as well as their respective liquidation value (in thousands):

	December 31,
	2015	2014
Series A redeemable convertible preferred stock, $0.0001 par value; 6,009 shares authorized; 6,009 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $6,009 at December 31, 2015 and 2014	$8,900	$8,409
Series B redeemable convertible preferred stock, $0.0001 par value; 10,764 shares authorized; 10,554 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $15,100 at December 31, 2015 and 2014	21,741	20,524
Series C redeemable convertible preferred stock, $0.0001 par value; 3,901 shares authorized; 3,866 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $10,317 at December 31, 2015 and 2014	13,462	12,627
Series D redeemable convertible preferred stock, $0.0001 par value; 3,834 shares authorized; 3,748 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $22,000 at December 31, 2015 and 2014	26,677	24,867

Total	$70,780	$66,427

Summary of Assumptions Used in Determining the Fair Value of Preferred Stock Warrants

The assumptions used in determining the fair values of preferred stock warrants as of June 30, 2016 and December 31, 2015 were as follows:

	June 30, 2016	December 31, 2015
Risk-free interest rate	1.2% - 1.4%	1.8% - 2.1%
Expected dividend yield	None	None
Expected volatility	57.7% - 59.6%	58.7% - 60.4%
Expected term (in years)	4.8 - 6.2	5.2 - 6.6
Fair value of Series B preferred stock	$28.45	$14.59
Fair value of Series C preferred stock	$28.45	$14.65

The assumptions used in determining the fair values of Preferred Stock Warrants as of December 31, 2015 and 2014 were as follows:

	Year Ended December 31,
	2015	2014
Risk-free interest rate	1.8% - 2.1%	2.0% - 2.5%
Expected dividend yield	None	None
Expected volatility	58.7% - 60.4%	69.0% - 71.2%
Expected term (in years)	5.2 - 6.6	6.2 - 7.6
Fair value of Series B preferred stock	$14.59	$5.24
Fair value of Series C preferred stock	$14.65	$6.10

Summary of Changes in the Preferred Stock Warrant Liability Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

A summary of the changes in the Company’s preferred stock warrant liability measured at fair value using significant unobservable inputs (Level 3) as of and for the three and six months ended June 30, 2016 and 2015 is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Preferred stock warrant liability at beginning of period	$3,006	$1,482	$3,254	$1,100
Change in fair value	3,609	1,061	3,361	1,443
Reclassification of preferred stock warrant liability to additional paid-in capital upon conversion to common stock warrants	(6,615)	—	(6,615)	—

Preferred stock warrant liability at end of period	$—	$2,543	$—	$2,543

A summary of the changes in the Company’s redeemable convertible preferred stock warrant liability measured at fair value using significant unobservable inputs (Level 3) as of and for the years ended December 31, 2015 and 2014 is as follows (in thousands):

	Year Ended December 31,
	2015	2014
Redeemable convertible preferred stock warrant liability at beginning of period	$1,100	$617
Change in fair value	2,154	483

Redeemable convertible preferred stock warrant liability at end of period	$3,254	$1,100